Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Financial assets and liabilities carried at fair value at December 31, 2019 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	36,374	—	—	36,374
Time deposits	153,838	—	—	153,838
Derivatives
Foreign currency forwards	—	454	—	454

Total assets at fair value	190,212	454	—	190,666

Liabilities
Derivatives
Foreign currency forwards	—	(1,271)	—	(1,271)

Total liabilities at fair value	—	(1,271)	—	(1,271)

Financial assets and liabilities carried at fair value at December 31, 2018 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money Market funds	33,833	—	—	33,833
Time deposits	135,614	—	—	135,614
Derivatives
Foreign currency forwards	—	—	—	—

Total assets at fair value	169,447	—	—	169,447

Liabilities
Derivatives
Foreign currency forwards	—	(668)	—	(668)

Total liabilities at fair value	—	(668)	—	(668)